Debt, Cash and Cash Equivalents - Summary of Changes in Financial Position (Details) - EUR (€) € in Millions		Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Long-term debt		€ 12,503	€ 14,347
Short-term debt and current portion of long-term debt		9,236	2,045
Interest rate and currency derivatives used to manage debt		179	139
Total debt		21,918	16,531
Cash and cash equivalents		(6,795)	(8,710)	€ (7,993)	€ (12,736)
Interest rate and currency derivatives used to manage cash and cash equivalents		(11)	(28)
Net debt	[1]	15,112	7,793
Lease liabilities		€ 2,012	€ 2,030

[1]	Net debt does not include lease liabilities, which amounted to €2,012 million as of June 30, 2024 and €2,030 million as of December 31, 2023